EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
Orion Tankers Ltd. acquired the Gemini Tankers AS, Norway in November, 2011, which was a wholly-owned full subsidiary of Gemini Tankers LLC. Orion Tankers Ltd. paid $0.5 million for Gemini Tankers AS, to Gemini Tankers LLC. The purchase of Gemini Tankers AS was funded by the owners of the Orion Tankers Ltd. in February 2012.
All figures in USD '000	2012	2011
Acquisition cost	50	50
Accumulated Net Income	221	11
Carrying value	271	61